Contingencies and commitment (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets		$ 513,409	$ 723,604
Lease liabilities, current		80,060	132,114
Lease liabilities, non-current		595,587	703,972
Total operating lease liabilities		$ 675,647	$ 836,086
Weighted average remaining lease term (years)		6 years 1 month 6 days	7 years 5 months 12 days	7 years 5 months 12 days
Weighted average discount rate		4.90%	4.90%	4.75%
Rights of use lease assets			$ 759,314	$ 1,005,649
Lease liabilities, current	$ 145,026	$ 80,060	139,137	101,134
Lease liabilities, non-current	$ 640,130	$ 595,587	709,248	934,610
Total operating lease liabilities			$ 848,385	$ 1,035,744